Share-based Payment Arrangements - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended						12 Months Ended
	Sep. 06, 2024 shares	Oct. 01, 2021 shares	May 31, 2021 shares	Jan. 31, 2024 shares	Nov. 30, 2023 shares	Oct. 31, 2023 shares	Sep. 30, 2023	Sep. 30, 2020 shares	Nov. 30, 2019 shares	Dec. 31, 2024 TWD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 TWD ($) $ / shares	Dec. 31, 2023 TWD ($) shares $ / shares	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2022 TWD ($) shares $ / shares	Dec. 31, 2024 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										10 years	10 years
Number of shares granted			10,000,000			14,506,000		1,140,000	17,167,000
Compensation cost of employee share options										$ 2,188,600	$ 66,746		$ 742,890		$ 989,843
Number of employee restricted stock award granted	16,500,000	15,000,000		5,722,000	372,000
Number of other equity instruments forfeited in share-based payment arrangement										4,965,000	4,965,000
Employee restricted stock awards plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Par value per share | $ / shares										$ 10
Fair value of the employee restricted stock award | (per share)										141.5	$ 4.3		$ 92.4
Exercise price, per share | $ / shares										$ 0
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus increased										$ 81,947		$ 90,773	$ 90,773	$ 125,049	$ 125,049	$ 2,499
Number of employee restricted stock award granted										5,722,000	5,722,000		372,000		0
Number of other equity instruments forfeited in share-based payment arrangement										3,175,000	3,175,000		18,000		1,182,000
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares											$ 14.8	$ 14.9		$ 15.4
USISH option plans [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans									3.0
USISH option plans [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans									4.0
USISH option plans [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans									5.0
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share option to purchase of ordinary shares										0.5	0.5
Weighted average exercise price of share options | (per share)										$ 151.7	$ 4.6		$ 112.4		$ 92.4
USISH second share option plan [member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										1.2 years	1.2 years
USISH second share option plan [member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										2.2 years	2.2 years
USISH second share option plan [member] | Phase Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										3.2 years	3.2 years
USISH second share option plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										2.2 years	2.2 years
USISH second share option plan [member] | Weighted average [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										3.2 years	3.2 years
USISH second share option plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										4.2 years	4.2 years
USISH Core Employees Restricted Share Plan Two Thousand and Twenty Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans					3
USISH Core Employees Restricted Share Plan Two Thousand and Twenty Three [Member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Period of lock in of ordinary shares to be issued upon satisfaction of performance conditions							1 year
USISH Core Employees Restricted Share Plan Two Thousand and Twenty Three [Member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Period of lock in of ordinary shares to be issued upon satisfaction of performance conditions							2 years
USISH Two Thousand and Twenty and Twenty Three Share Options Plan [Member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										1	1
USISH Two Thousand and Twenty and Twenty Three Share Options Plan [Member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										2	2
USISH Two Thousand and Twenty and Twenty Three Share Options Plan [Member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										2	2
USISH Two Thousand and Twenty and Twenty Three Share Options Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans										3	3
AMPI Option Plans [Member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans			10